Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulatory assets:
Total regulatory assets	$ 3,306	$ 3,153
Less: current portion	(46)	(189)
Regulatory assets	3,260	2,964
Regulatory liabilities:
Total regulatory liabilities	959	1,262
Less: current portion	(51)	(139)
Regulatory liabilities	908	1,123
Post-Retirement and Post-Employment Benefits [Member]
Regulatory liabilities:
Total regulatory liabilities	398	506
Earnings Sharing Mechanism Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	109	75
Distribution Rate Riders [Member]
Regulatory liabilities:
Total regulatory liabilities	99	0
Pension Benefit Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	99	358
Retail Settlement Variance Account (RSVA) [Member]
Regulatory liabilities:
Total regulatory liabilities	84	53
Tax Rule Changes Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	32	100
Asset Removal Costs Cumulative Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	29	41
Capitalized Overhead Tax Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	26	16
OPEB Asymmetrical Carrying Charge Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	20	11
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	19	50
Pension Cost Differential [Member]
Regulatory liabilities:
Total regulatory liabilities	9	26
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	4	4
Other [Member]
Regulatory liabilities:
Total regulatory liabilities	31	22
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	3,021	2,724
Post-Retirement and Post-Employment Benefits - Non-Service Cost [Member]
Regulatory assets:
Total regulatory assets	93	141
Environmental [Member]
Regulatory assets:
Total regulatory assets	53	93
Broadband Deferral [Member]
Regulatory assets:
Total regulatory assets	37	4
Rural and Remote Rate Protection (RRRP) Variance [Member]
Regulatory assets:
Total regulatory assets	30	25
Stock-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	29	34
Deferred Tax Asset Sharing [Member]
Regulatory assets:
Total regulatory assets	5	73
Conservation and Demand Management (CDM) Variance [Member]
Regulatory assets:
Total regulatory assets	0	25
Other [Member]
Regulatory assets:
Total regulatory assets	$ 38	$ 34